Earnings Per Share - Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 601,167	$ 418,945	$ 269,579
Basic earnings per share for Common and Class B common stock	$ 15.46	$ 10.83	$ 7.03
Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 601,167	$ 418,945	$ 269,579
Diluted earnings per share for Common and Class B common stock	$ 15.41	$ 10.78	$ 7.01
Class B Common Stock
Basic Earnings per Share:
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 50,010	$ 27,799	$ 18,078
Common Stock
Basic Earnings per Share:
Earnings allocated to Watsco, Inc. shareholders - Basic	499,792	353,873	228,361
Common Stock | Class B Common Stock
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	601,167	418,945	269,579
Less: distributed and undistributed earnings allocated to restricted common stock	51,365	37,273	23,140
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 549,802	$ 381,672	$ 246,439
Weighted-average common shares outstanding - Basic	35,564,203	35,244,230	35,069,516
Basic earnings per share for Common and Class B common stock	$ 15.46	$ 10.83	$ 7.03
Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 601,167	$ 418,945	$ 269,579
Less: distributed and undistributed earnings allocated to restricted common stock – Diluted	51,294	37,222	23,140
Earnings allocated to Watsco, Inc. shareholders - Diluted	$ 549,873	$ 381,723	$ 246,439
Weighted-average common shares outstanding - Basic	35,564,203	35,244,230	35,069,516
Effect of dilutive stock options	119,431	179,608	81,055
Weighted-average common shares outstanding - Diluted	35,683,634	35,423,838	35,150,571
Diluted earnings per share for Common and Class B common stock	$ 15.41	$ 10.78	$ 7.01